OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of accounts payable and other liabilities [abstract]
Disclosure of accounts payable and other liabilities

Accounts payable and other liabilities of December 31, 2020 and 2019 comprise the following:

Items	December 31, 2020		December 31, 2019
Suppliers and services payable	Ps.	2,124,434	Ps.	1,877,694
Income received for third parties (1)		2,076,532		1,338,265
Cashier checks		864,499		789,680
Dividends payable		648,874		631,111
Contract liability related to concessions		581,100		539,584
Non-financial liabilities		543,397		507,513
Transactions ATH and ACH		538,558		585,526
Withholdings taxes and labor contributions		441,689		471,201
Commissions and fees		276,708		290,160
Collection service		256,661		282,184
Collection on behalf of third parties		236,418		250,769
Merchant acquiring accounts		169,787		169,807
Customer loyalty programs		155,829		150,846
Checks drawn and not paid		107,628		46,220
Insurance payables		105,396		26,767
Value Added Tax - VAT		74,002		86,568
Cash surplus		37,504		235,840
Other liabilities		538,847		449,647
Total other liabilities (2)	Ps.	9,777,863	Ps.	8,729,382
(1)

The increase presented is due to advance payments made by the Agencia Nacional de Infraestructura (ANI) for Ps. 729,781, which correspond to the resources of trust of future validities, collections of tolls and financial returns.

(2)	Impact of business combination for Ps. 241,447. (See note 35)

Disclosure of other liabilities to be cancelled

Other		December 31, 2020		December 31, 2019
Liabilities to be canceled within twelve months		6,110,472		5,946,523
Liabilities to be canceled after twelve months		3,667,391		2,782,859
Total	Ps.	9,777,863	Ps.	8,729,382